Share capital (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 25, 2020	Dec. 31, 2020	Nov. 15, 2019
Disclosure of classes of share capital [line items]
Shares approved under normal course issuer bid as a percentage of issued and outstanding common shares			5.00%
Average acquisition price per share		$ 0.83
Shares repurchased and cancelled under NCIB since inception (shares)		3,866,983
Value of shares repurchased and cancelled since inception		$ 3,300
Weighted average price since inception		$ 0.84
Shares repurchased and cancelled under normal course issuer bid		$ 2,296
Value of shares approved under ATM offering	$ 50,000
Shares repurchased and cancelled under normal course issuer bid (shares)		2,758,063
Percentage of commission payable under ATM offering	3.00%
Gold Fields Limited [Member]
Disclosure of classes of share capital [line items]
Percentage of interest in common share	9.90%